Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

The following table presents the intangible assets as of the respective balance sheet dates:

	Software	Capitalized software development costs	Total
	$	$	$
Balance as of January 1, 2022	-	978	978
Additions	-	-	-
Disposal	-	-	-
Amortization expense	-	(978)	(978)
Foreign currency translation difference	-	-	-

Accumulated impairment loss	-	-	-
Foreign currency translation difference	-	-	-

Balance as of December 31, 2022	-	-	-

Additions	-	-	-
Amortization expense	-	-	-
Foreign currency translation difference	-	-	-

Accumulated impairment loss	-	-	-
Foreign currency translation difference	-	-	-
	-	-	-
Balance as of December 31, 2023	-	-	-

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of 3-10 years.

There was no capitalization of intangible assets in the year ended December 31, 2022 and 2023 due to the fact that the Group received no orders for new products that required R&D expenditures that should be capitalized.

For the year ended December 31, 2022 and 2023, the Group did not recognize any impairment loss associated with its intangible assets.